DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENTS, RECURRING AND NONRECURRING, VALUATION TECHNIQUES

	Initial Valuations (on new derivative instruments entered into during the six months ended December 31, 2022)	December 31, 2022
Volatility	228.29 – 256.02%	256.02%
Expected Remaining Term (in years)	0.22 – 0.28	0.22 - 0.28
Risk Free Interest Rate	3.13 – 4.42%	4.42%
Expected dividend yield	None	None

	June 30, 2022	June 30, 2021
Volatility	228%	222%
Expected remaining term	0.01	0.01
Risk-free interest rate	1.28%	0.05%
Expected dividend yield	None	None

SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS

	Balance at December 31, 2022	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$10,623	$—	$—	$10,623
Total	$10,623	$—	$—	$10,623

	Balance at June 30, 2022	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$151,262	$—	$—	$151,262
Total	$151,262	$—	$—	$151,262

	Balance at June 30, 2022	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$151,262	$—	$—	$151,262
Total	$151,262	$—	$—	$151,262

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2021:

	Balance at June 30, 2021	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$54,220	$—	$—	$54,220
Total	$54,220	$—	$—	$54,220

SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE

The following is a roll forward for the six months ended December 31, 2022 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2022	$151,262
Initial fair value of embedded conversion option derivative liability recorded as debt discount	93,668
Reduction of derivative liability upon debt conversion	(106,799)
Change in fair value included in statements of operations	(127,508)
Balance at December 31, 2022	$10,623

The following is a roll forward for the years ended June 30, 2022 and 2021 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2020	$177,009
Gain on debt extinguishment	(130,975)
Change in fair value included in statements of operations	8,186
Balance at June 30, 2021	54,220
Gain on debt extinguishment	(2,069)
Change in fair value included in statements of operations	99,111
Balance at June 30, 2022	$151,262